Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Jan. 31, 2019
Prospectus Date	Jan. 31, 2019
American Customer Satisfaction ETF | American Customer Satisfaction ETF
Prospectus:
Trading Symbol	ACSI
Brand Value ETF | Brand Value ETF
Prospectus:
Trading Symbol	BVAL
Reverse Cap Weighted U.S. Large Cap ETF | Reverse Cap Weighted U.S. Large Cap ETF
Prospectus:
Trading Symbol	RVRS